Note 7 - Leases	12 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
7.	Leases

Operating leases as lessee

The Company entered into operating lease agreements primarily for offices. As of June 30, 2025, the operating leases was mutually terminated in January 2025 and which is early before the maturity date of the right-of-use asset. A loss from early termination loss from continuing operations for the years ended June 30, 2023, 2024 and 2025 was recognized approximately nil, nil and US$273, respectively. As of June 30, 2024, the Company’s operating leases had a weighted average remaining lease term of 1.17 years. As of the same date, the Company’s operating leases had a weighted average discount rate of 3.50%.

The following tables show right-of-use asset and lease liability, and the associated financial statement line items:

	As of June 30,
	2024	2025
	US$	US$

Assets
Right-of-use asset, net	1,235	-

Liability
Lease liability, current	1,059	-
Lease liability, non-current	250	-

The components of lease expenses are as follows:

	For the year ended June 30
	2024	2025
	US$	US$

Operating lease expense
Amortization of right-of-use asset	963	495
Interest of lease liability	61	17
Total	1,024	512

Maturities of lease liability were as follows:

	As of June 30,
	2024	2025
	US$	US$
Twelve months ending June 30,
2025	1,085	-
2026	250	-
Total lease payments	1,335	-
Less: imputed interest	26	-
Total	1,309	-